RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using general approach - By segment (Details) - COP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,255,758	16,181,527
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,255,758	16,181,527
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	14,381,050	11,435,800
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	123,649	83,952
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	198,941	159,333
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,472,567	1,294,831
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,149,977	1,051,546
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	123,649	83,952
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	198,941	159,333
Other accounts receivable, general approach, other accounts receivables related to contributions [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	163,835	153,917
Other accounts receivable, general approach, other accounts receivables related to contributions [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	120,256	153,917
Other accounts receivable, general approach, other accounts receivables related to contributions [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	20,603
Other accounts receivable, general approach, other accounts receivables related to contributions [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	22,976
Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	922,057	810,047
Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	759,221	656,962
Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	95,581	80,326
Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	67,255	72,759
Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	173,938	163,284
Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	71,471	73,084
Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	6,592	3,626
Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	95,875	86,574
Other accounts receivable, general approach, other accounts receivables related to others [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	212,737	167,583
Other accounts receivable, general approach, other accounts receivables related to others [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	199,029	$ 167,583
Other accounts receivable, general approach, other accounts receivables related to others [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	873
Other accounts receivable, general approach, other accounts receivables related to others [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	$ 12,835